COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2025 USD ($) vessels
TFG Marine
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance	$ 6,000,000.0
Guarantee amount, current exposure	$ 0
Clean Marine AS
Disclosure of contingent liabilities [line items]
Number of vessels committed to be purchased | vessels	10
Payment made against commitment	$ 4,200,000
Capital commitments	$ 3,300,000